CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF EQUITY
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, tax benefit	$ 1,017	$ 613